Other Gains and Losses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other Gains and Losses [Abstract]
Summary of Information about Other Gains and Losses

	Years ended December 31,
	2021	2022	2023
Exchange gains (losses), net	$36	$(829)	$1,191